Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		7/1/2017
	Collection Period Ending Date		7/31/2017
	Collection Period		9
	Payment Date		8/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	0.759791	$331,092,929.12	$42,372,350.58	$288,720,578.54
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$1,096,092,929.12	$42,372,350.58	$1,053,720,578.54
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$1,103,592,929.12	$42,372,350.58	$1,061,220,578.54
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$331,092,929.12	$355,924.90
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$1,096,092,929.12	$1,488,068.65
	2. AVAILABLE FUNDS
(20)	Interest Collections		$4,379,038.25
(21)	Principal Collections		$25,662,531.02
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$15,953,959.98
(24)	Liquidation Proceeds		$276,068.97
(25)	Recoveries		$38,185.12
(26)	Investment Earnings		$—
(27)	Total Collections		$46,309,783.34
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$46,309,783.34
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$919,660.77	$919,660.77	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$355,924.90	$355,924.90	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$19,122,350.58	$19,122,350.58	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,529,703.34	$1,529,703.34	$—
			$46,309,783.34	$46,309,783.34
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$19,122,350.58
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$42,372,350.58
	4. POOL INFORMATION
(53)	Pool Balance		$1,061,220,579
(54)	Number of Receivables Outstanding		75,077
(55)	Weighted Average Contract Rate		4.83%
(56)	Weighted Average Maturity		48.86
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$26,476.23
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(26,476.23)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$479,699.39	70	$6,852.85
(74)	Recoveries for Collection Period		$38,185.12	25	$1,527.40
(75)	Net Losses/(Recoveries) for Collection Period		441,514.27
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,353,676.07
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.15691%

		7/31/2017	6/30/2017	5/31/2017	4/30/2017
(79)	Pool Balance at end of collection period	$1,061,220,579	$1,103,592,929	$1,149,573,294	$1,197,055,300
(80)	Number of receivables outstanding	75,077	76,785	78,640	80,643

(81)	Average month end Pool Balance	$1,082,406,754	$1,126,583,112	$1,173,314,297	$1,219,107,950
(82)	Realized Losses for Collection Period	$479,699	$298,802	$338,950	$377,388
(83)	Recoveries for Collection Period	$38,185	$112,326	$69,101	$51,473
(84)	Net Losses/(Recoveries) for Collection Period	$441,514	$186,476	$269,849	$325,914
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.532%	0.318%	0.347%	0.371%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.489%	0.199%	0.276%	0.321%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.319%

		7/31/2017	6/30/2017	5/31/2017	4/30/2017
(88)	Receivables 31-59 Days Delinquent	$7,016,356.77	$5,534,006.61	$6,981,833.89	$5,660,340.77
(89)	$ As % of Ending Pool Balance	0.661%	0.501%	0.607%	0.473%
(90)	# of Receivables	455	356	412	352
(91)	# As % of Ending Pool # of Receivables	0.606%	0.464%	0.524%	0.436%
(92)	Receivables 60-89 Days Delinquent	$1,304,159.50	$1,619,576.92	$1,026,535.46	$980,529.98
(93)	$ As % of Ending Pool Balance	0.123%	0.147%	0.089%	0.082%
(94)	# of Receivables	92	94	71	65
(95)	# As % of Ending Pool # of Receivables	0.123%	0.122%	0.090%	0.081%
(96)	Receivables 90 - 119 Days Delinquent	$878,909.47	$374,643.38	$514,183.94	$296,341.05
(97)	$ As % of Ending Pool Balance	0.083%	0.034%	0.045%	0.025%
(98)	# of Receivables	54	38	36	34
(99)	# As % of Ending Pool # of Receivables	0.072%	0.049%	0.046%	0.042%
(100)	Receivables 120+ Days Delinquent	$136,639.75	$154,485.54	$96,679.73	$160,162.13
(101)	$ As % of Ending Pool Balance	0.013%	0.014%	0.008%	0.013%
(102)	# of Receivables	14	7	6	9
(103)	# As % of Ending Pool # of Receivables	0.019%	0.009%	0.008%	0.011%
(104)	Total Delinquencies	$9,336,065.49	$7,682,712.45	$8,619,233.02	$7,097,373.93
(105)	$ As % of Ending Pool Balance	0.880%	0.696%	0.750%	0.593%
(106)	# of Receivables	615	495	525	460
(107)	# As % of Ending Pool # of Receivables	0.819%	0.645%	0.668%	0.570%
(108)	Total Repossession	$499,663.87	$787,657.85	$675,357.98	$522,993.51
(109)	# of Receivables	38	40	35	34

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
August 10, 2017